Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets [abstract]
Schedule of information for cash-generating units

	As of December 31,
in 000€	2022	2021	2020
CGU: MAT Software	28,933	3,241	3,241
CGU: e-Prototypy	730	743	749
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,505	4,755	4,445
CGU: MAT NV Manufacturing (Metal)	—	—	177
CGU: Engimplan	—	—	—
CGU: Materialise Motion	1,175	1,175	1,175
Total	44,155	18,726	18,599

Schedule of reconciliation of changes in goodwill

in 000€	Gross	Impairment	Total
At January 1, 2020	19,711	(104)	19,607
Additions	1,175	—	1,175
Impairment	—	(1,367)	(1,367)
Currency translation	(816)	—	(816)
At December 31, 2020	20,070	(1,471)	18,599
Additions	—	—	—
Impairment	—	(177)	(177)
Currency translation	304	—	304
At December 31, 2021	20,374	(1,648)	18,726
Additions	25,691	—	25,691
Impairment	—	—	—
Currency translation	(263)	—	(263)
At December 31, 2022	45,802	(1,648)	44,155